Property Plan and Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 1,400	$ 1,800
Capitalized borrowing rate	3.54%
Carrying amount of asset acquired under finance leases	$ 691,700	535,500
Number of aircraft capitalized | Aircraft	6
Impairment	$ 188,624	0	$ 0
Boeing 737-800 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft capitalized | Aircraft	2
Boeing 737 MAX 9 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft capitalized | Aircraft	4
Embraer 190 fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of cash flow projections	The value in use was determined using cash flow projections from financial budgets approved by senior management covering a five year period. The pre-tax discount rate applied to cash flow projections was 13.5%.
Expected useful life from 2019	5 years
Pre-tax discount rate applied to cash flow projections	13.50%
Impairment	$ 179,000
Expected depreciation from 2019	300
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Advance payments on aircraft purchase contracts	216,700	$ 192,200
Carrying value pledged as collateral obligation	$ 1,300,000